Segment Information	9 Months Ended
Sep. 30, 2011
Segment Information
(9)	Segment Information

As described in Note 1 “Nature of Business”, the Company operates in three reportable segments: Container ownership, Container management and Container resale. In 2010, the Company reviewed its reportable segments and determined that its previously reported Military management segment was not materially different from its Container management segment. Accordingly, the Company reclassified balances that were previously reported in its Military management segment into its Container management segment. The following tables show segment information for the three and nine months ended September 30, 2011 and 2010, reconciled to the Company’s income before taxes as shown in its condensed consolidated statements of income:

Three Months Ended September 30, 2011	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$84,815	$332	$–	$–	$–	$85,147
Management fees	–	18,581	2,657	–	(13,841)	7,397
Trading container sales proceeds	–	–	9,024	–	–	9,024
Gains on sale of containers, net	7,913	–	–	–	–	7,913

Total revenue	$92,728	$18,913	$11,681	$–	$(13,841)	$109,481

Depreciation expense	$19,484	$189	$–	$–	$(864)	$18,809

Interest expense	$13,708	$–	$–	$–	$–	$13,708

Unrealized losses on interest rate swaps, net	$3,516	$–	$–	$–	$–	$3,516

Segment income before taxes	$38,429	$10,549	$2,602	$(666)	$(4,278)	$46,636

Total assets	$2,195,627	$104,387	$15,866	$2,858	$(47,126)	$2,271,612

Purchases of long-lived assets	$99,193	$175	$–	$–	$–	$99,368

Three Months Ended September 30, 2010	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$60,992	$276	$–	$–	$–	$61,268
Management fees	–	13,485	1,903	–	(7,628)	7,760
Trading container sales proceeds	–	–	2,211	–	–	2,211
Gains on sale of containers, net	4,389	–	–	–	–	4,389

Total revenue	$65,381	$13,761	$4,114	$–	$(7,628)	$75,628

Depreciation expense	$15,256	$185	$–	$5	$(555)	$14,891

Interest expense	$6,058	$–	$–	$–	$–	$6,058

Unrealized losses on interest rate swaps, net	$3,188	$–	$–	$–	$–	$3,188

Segment income before taxes	$27,928	5,717	$1,279	$(568)	$(985)	$33,371

Total assets	$1,486,418	$113,849	$845	$2,782	$(30,165)	$1,573,729

Purchases of long-lived assets	$184,407	$54	$–	$–	$–	$184,461

Nine Months Ended September 30, 2011	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$239,667	$888	$–	$–	$–	$240,555
Management fees	–	52,953	7,888	–	(38,145)	22,696
Trading container sales proceeds	–	–	19,444	–	–	19,444
Gains on sale of containers, net	23,724	–	–	–	–	23,724

Total revenue	$263,391	$53,841	$27,332	$–	$(38,145)	$306,419

Depreciation expense	$63,386	$595	$–	$–	$(2,305)	$61,676

Interest expense	$30,242	$–	$–	$–	$–	$30,242

Unrealized losses on interest rate swaps, net	$5,758	$–	$–	$–	$–	$5,758

Segment income before taxes	$135,819	$28,008	$6,769	$(2,444)	$(11,112)	$157,040

Total assets	$2,195,627	$104,387	$15,866	$2,858	$(47,126)	$2,271,612

Purchases of long-lived assets	$681,298	$661	$–	$–	$–	$681,959

Nine Months Ended September 30, 2010	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$166,549	$1,041	$–	$–	$–	$167,590
Management fees	–	33,032	7,504	–	(19,471)	21,065
Trading container sales proceeds	–	–	9,846	–	–	9,846
Gains on sale of containers, net	21,368	11	–	–	–	21,379

Total revenue	$187,917	$34,084	$17,350	$–	$(19,471)	$219,880

Depreciation expense	$41,944	$583	$–	$–	$(1,605)	$40,922

Interest expense	$11,493	$–	$–	$–	$–	$11,493

Unrealized losses on interest rate swaps, net	$9,516	$–	$–	$–	$–	$9,516

Segment income before taxes	$79,823	$8,872	$6,352	$(2,102)	$(850)	$92,095

Total assets	$1,486,418	$113,849	$845	$2,782	$(30,165)	$1,573,729

Purchases of long-lived assets	$306,923	$211	$–	$–	$–	$307,134

General and administrative expenses are allocated to the reportable business segments based on direct overhead costs incurred by those segments. Amounts reported in the “Other” column represent activity unrelated to the active reportable business segments. Amounts reported in the “Eliminations” column represent inter-segment management fees between the Container management and Container ownership segments.

Geographic Segment Information

The Company’s container lessees use containers for their global trade utilizing many worldwide trade routes. The Company earns its revenue from international carriers when the containers are on lease. Substantially all of the Company’s leasing related revenue is denominated in U.S. dollars. Since all of the Company’s containers are used internationally, where no one container is domiciled in one particular place for a prolonged period of time, all of the Company’s long-lived assets are considered to be international with no single country of use and, therefore, it is not possible for the Company to determine an accurate breakdown of its revenue by geographic market.